Right-of-use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use assets and Lease liabilities
Schedule of right-of-use assets

13.1Right-of-use assets

			Other
Reconciliation of changes			property,		Machinery,
in right-of-use assets as of			plant and	Transport	plant and
December 31, 2022, net value	Land	Buildings	equipment	equipment	equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	17,353	20,951	—	2,578	11,726	52,608
Additions	1,599	736	—	186	16,675	19,196
Depreciation expenses	(12)	(3,846)	—	(965)	(4,383)	(9,206)
Transfer to property, plant and equipment	(622)	—	—	—	(1,114)	(1,736)
Other increases / decreases	2	(2)	—	6	(1)	5
Total changes	967	(3,112)	—	(773)	11,177	8,259
Closing balance	18,320	17,839	—	1,805	22,903	60,867

			Other
Reconciliation of changes			property,		Machinery,
in right-of-use assets as of			plant and	Transport	plant and
December 31, 2021, net value	Land	Buildings	equipment	equipment	equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	—	23,377	—	2,479	4,168	30,024
Additions	17,552	1,209	—	862	12,203	31,826
Depreciation expenses	(199)	(3,635)	—	(763)	(4,109)	(8,706)
Other increases / decreases	—	—	—	—	(536)	(536)
Total changes	17,353	(2,426)	—	99	7,558	22,584
Closing balance	17,353	20,951	—	2,578	11,726	52,608

Schedule of lease liabilities

	As of December 31, 2022		As of December 31, 2021
Lease liabilities	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$
Lease liabilities	12,149	49,585	7,704	46,519
Total	12,149	49,585	7,704	46,519

Schedule of current and non-current lease liabilities

i) Current and non-current lease liabilities

Debtor			Creditor			Contract	Type of	Maturity
Tax ID No.	Company	Country	TAX ID No.	Supplier	Country	indexation unit	amortization	date	Effective rate
79.626.800-K	SQM Salar S.A.	Chile	83.776.000-3	Empresa Constructora Contex Ltda.	Chile	UF	Monthly	03-31-2025	5.39%
79.626.800-K	SQM Salar S.A.	Chile	76.327.820-4	Maquinaria Astudillo y Hermanos Ltda.	Chile	UF	Monthly	01-08-2026	2.89%
79.626.800-K	SQM Salar S.A.	Chile	76.005.787-8	Obras y Servicios para la Industria y Minería S.A.	Chile	Peso	Monthly	12-15-2026	2.61%
79.626.800-K	SQM Salar S.A.	Chile	76.976.580-8	Sociedad Comercial Grandleasing Chile Ltda	Chile	UF	Monthly	06-01-2026	0.00%
79.626.800-K	SQM Salar S.A.	Chile	76.327.820-4	Maquinaria Astudillo y Hermanos Ltda.	Chile	Peso	Monthly	11-24-2025	2.89%
79.626.800-K	SQM Salar S.A.	Chile	76.158.471-5	Sociedad Inmobiliaria Amaru SpA	Chile	UF	Monthly	07-11-2023	2.00%
79.626.800-K	SQM Salar S.A.	Chile	76.327.820-4	Maquinaria Astudillo y Hermanos Ltda.	Chile	UF	Monthly	06-01-2026	3.26%
79.626.800-K	SQM Salar S.A.	Chile	76.951.498-8	Inversiones y Gestión New Energy SpA	Chile	UF	Monthly	04-01-2024	0.00%
79.626.800-K	SQM Salar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SpA	Chile	UF	Monthly	05-01-2028	2.90%
79.626.800-K	SQM Salar S.A.	Chile	83.472.500-2	Tattersall Maquinarias S.A.	Chile	UF	Monthly	05-01-2028	2.90%
79.947.100-0	SQM Industrial S.A.	Chile	96.856.400-5	El Trovador S.A.	Chile	UF	Monthly	02-08-2030	3.10%
79.947.100-0	SQM Industrial S.A.	Chile	76.976.580-8	Sociedad Comercial Grandleasing Chile Ltda	Chile	UF	Monthly	08-26-2024	2.72%
79.947.100-0	SQM Industrial S.A.	Chile	76.536.499-K	Jungheinrich Rentalif SPA	Chile	UF	Monthly	10-07-2024	3.49%
79.947.100-0	SQM Industrial S.A.	Chile	76.320.186-4	Tecno Fast S.A.	Chile	UF	Monthly	12-31-2022	1.44%
96.592.190-7	SQM Nitratos S.A.	Chile	76.536.499-K	Jungheinrich Rentalif SPA	Chile	UF	Monthly	10-07-2024	3.49%
93.007.000-9	SQM S.A.	Chile	76.536.499-K	Jungheinrich Rentalif SPA	Chile	UF	Monthly	10-07-2024	3.49%
79.768.170-9	Soquimich Comercial S.A.	Chile	96.662.540-6	Containers Operators S.A.	Chile	UF	Monthly	12-31-2022	0.81%
79.768.170-9	Soquimich Comercial S.A.	Chile	76.729.932-K	SAAM Logistics S.A.	Chile	UF	Monthly	08-01-2022	0.81%
79.768.170-9	Soquimich Comercial S.A.	Chile	91.577.000-2	Muelles de Penco S.A.	Chile	UF	Monthly	07-06-2023	1.30%
79.768.170-9	Soquimich Comercial S.A.	Chile	91.577.000-2	Muelles de Penco S.A.	Chile	UF	Monthly	07-06-2023	1.30%
79.768.170-9	Soquimich Comercial S.A.	Chile	76.722.280-7	Inmobiliaria Chincui SPA	Chile	UF	Monthly	05-01-2028	3.38%
79.768.170-9	Soquimich Comercial S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S.A.	Chile	UF	Monthly	07-05-2025	2.97%
79.768.170-9	Soquimich Comercial S.A.	Chile	91.577.000-2	Muelles de Penco S.A.	Chile	UF	Monthly	03-01-2029	4.11%

Debtor			Creditor			Contract	Type of	Maturity
Tax ID No.	Company	Country	TAX ID No.	Supplier	Country	indexation unit	amortization	date	Effective rate
76.359.919-1	Orcoma SpA	Chile	70.017.320-8	Obispado de Iquique	Chile	Peso	Monthly	07-12-2036	6.16%
76.359.919-1	Orcoma SpA	Chile	73.190.800-1	Comunidad Indígena Aymara Pueblo de Pisiga Choque	Chile	UF	Monthly	07-12-2024	2.53%
76.359.919-1	Orcoma SpA	Chile	6.848.218-6	Ruth del Carmen Cortez Maturana	Chile	Peso	Monthly	07-12-2031	7.44%
Foreign	SQM North America Corp.	USA	Foreign	Paces West LL.	USA	Dollar	Monthly	12-31-2027	3.36%
Foreign	SQM North America Corp.	USA	Foreign	Hawkins Nunmber One, LLC	USA	Dollar	Monthly	08-31-2024	3.33%
Foreign	SQM North America Corp.	USA	Foreign	Deep South Equipment Company	USA	Dollar	Monthly	03-24-2024	1.33%
Foreign	SQM North America Corp.	USA	Foreign	Tennant-South	USA	Dollar	Monthly	07-02-2023	1.00%
Foreign	SQM North America Corp.	USA	Foreign	Deacon Jones CDJR	USA	Dollar	Monthly	03-30-2024	2.81%
Foreign	SQM North America Corp.	USA	Foreign	Mt Mullahey Inc. Mullahey Chrysler Dodge	USA	Dollar	Monthly	09-11-2022	2.81%
Foreign	SQM North America Corp.	USA	Foreign	Berwyn Partners Inc.	USA	Dollar	Monthly	12-24-2024	1.34%
Foreign	SQM North America Corp.	USA	Foreign	Myers Ford Co Inc.	USA	Dollar	Monthly	06-25-2024	1.51%
Foreign	SQM North America Corp.	USA	Foreign	Ford Motor Credit Company	USA	Dollar	Monthly	05-17-2025	4.19%
Foreign	SQM North America Corp.	USA	Foreign	Porter and Howard INC.	USA	Dollar	Monthly	11-22-2025	5.64%
Foreign	SQM North America Corp.	USA	Foreign	Hanford Chrysler Dodge Jeep	USA	Dollar	Monthly	07-18-2025	4.44%
Foreign	SQM Comercial de México S.A. de C.V.	México	Foreign	Onni Ensenada S.A. de C.V.	México	Dollar	Monthly	12-03-2026	3.45%
Foreign	SQM Comercial de México S.A. de C.V.	México	Foreign	Madol Inmobiliaria S.A. de C.V.	México	Mexican Peso	Monthly	10-31-2023	7.84%
Foreign	SQM Comercial de México S.A. de C.V.	México	Foreign	Madol Inmobiliaria S.A. de C.V.	México	Mexican Peso	Monthly	10-31-2023	7.84%
Foreign	SQM Europe N.V.	Bélgica	Foreign	Straatsburgdok N.V.	Bélgica	Euro	Monthly	03-31-2027	1.30%
Foreign	SQM Australia PTY	Australia	Foreign	Eagle Petroleum (WA) Pty Ltd	Australia	Australian dollar	Monthly	06-21-2022	5.00%
Foreign	SQM Australia PTY	Australia	Foreign	The trust Company (Australia) Pty Ltd	Australia	Australian dollar	Monthly	01-31-2021	3.60%
Foreign	SQM Australia PTY	Australia	Foreign	Ausco Modular Pty Limited	Australia	Australian dollar	Monthly	01-31-2023	5.00%
Foreign	SQM Australia PTY	Australia	Foreign	Western Australian Land Authority	Australia	Australian dollar	Monthly	08-31-2051	3.55%
Foreign	SQM Australia PTY	Australia	Foreign	Mining Thiess Pty Ltd.	Australia	Australian dollar	Monthly	08-31-2051	3.55%
Foreign	SQM Colombia S.A.S.	Colombia	Foreign	Mareauto Colombia S.A.S.	Colombia	COP	Monthly	12-18-2023	2.01%
Foreign	SQM Colombia S.A.S.	Colombia	Foreign	Renting Colombia S.A.	Colombia	COP	Monthly	10-16-2024	2.72%
Foreign	SQM Colombia S.A.S.	Colombia	Foreign	Renting Colombia S.A.	Colombia	COP	Monthly	12-27-2024	2.17%
Foreign	SQM África Pty	Sudáfrica	Foreign	Goscor Finance (Pty) Ltd	Sudáfrica	ZAR	Monthly	11-01-2026	8.51%

Schedule of current lease liabilities

Debtor	Creditor	Nominal amounts as of December 31, 2022			Amounts at amortized cost as of December 31, 2022
Company	Supplier	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	540	1,619	2,159	482	1,483	1,965
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	100	300	400	92	280	372
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	48	145	193	44	136	180
SQM Salar S.A.	Sociedad Inmobiliaria Amaru SpA	49	49	98	49	49	98
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	8	23	31	7	21	28
SQM Salar S.A.	Inversiones y Gestión New Energy SpA	108	325	433	108	325	433
SQM Salar S.A.	Jungheinrich Rentalif SpA	130	390	520	112	340	452
SQM Salar S.A.	Tattersall Maquinarias S.A.	55	164	219	47	143	190
SQM Salar S.A.	Obras y Servicios para la industria y Minera S.A	294	882	1,176	267	810	1,077
SQM Salar S.A.	Sociedad Comercial Grandlesing Chile Ltda	20	59	79	20	59	79
SQM Industrial S.A.	El Trovador S.A.	466	1,399	1,865	376	1,144	1,520
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	180	540	720	173	526	699
SQM Industrial S.A.	Jungheinrich Rentalift SpA	30	88	118	28	85	113
SQM Nitratos S.A.	Jungheinrich Rentalift SpA	18	55	73	17	52	69
SQM S.A.	Jungheinrich Rentalift SpA	20	59	79	18	55	73
Orcoma SpA	Obispado de Iquique	1	4	5	1	2	3
Orcoma SpA	Comunidad Indígena Aymara Pueblo de Pisiga Choque	1	4	5	1	4	5
Orcoma SpA	Ruth del Carmen Cortez Maturana	1	3	4	1	2	3
Soquimich Comercial S.A.	Muelles de Penco S.A.	84	182	266	77	165	242
Soquimich Comercial S.A.	Muelles de Penco S.A.	43	59	102	44	59	103
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	157	471	628	131	401	532
Soquimich Comercial S.A.	Compañia de leasing Tattersall S.A.	58	174	232	54	165	219
SQM North America Corp.	Paces West LL.	56	173	229	47	148	195
SQM North America Corp.	Hawkins Nunmber One, LLC	34	100	134	31	97	128
SQM North America Corp.	Deep South Equipment Company	1	4	5	1	4	5
SQM North America Corp.	Tennant- South	1	1	2	2	1	3
SQM North America Corp.	Deacon Jones CDJR	2	6	8	2	6	8
SQM North America Corp.	Berwyn Partners Inc	2	6	8	2	6	8
SQM North America Corp.	Myers Ford Co Inc	2	6	8	2	5	7
SQM North America Corp.	Ford Motor Credit Company	2	5	7	2	5	7
SQM North America Corp.	Porter and Howard INC	1	4	5	1	3	4
SQM North America Corp.	Hanford Chrysler Dodge Jeep	1	3	4	1	4	5
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	99	296	395	86	264	350
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	20	46	66	18	44	62
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	7	16	23	7	16	23
SQM Europe N.V.	Straatsburgdok N.V.	102	306	408	96	290	386
SQM Australia PTY	Ausco Modular Pty Limited	15	-	15	14	-	14
SQM Australia PTY	Western Australian Land Authority	105	387	492	54	94	148
SQM Australia PTY	Kwinana Refinery Lease - Laydown Area	25	74	99	23	71	94
SQM Australia PTY	Thiess Pty Ltd	640	1,828	2,468	538	1,573	2,111
SQM Australia PTY	Project JV	22	66	88	19	60	79
SQM Colombia S.A.S.	Mareauto Colombia S.A.S.	1	4	5	1	4	5
SQM Colombia S.A.S.	Renting Colombia S.A.	2	6	8	2	6	8
SQM Colombia S.A.S.	Renting Colombia S.A.	2	7	9	2	7	9
SQM Africa Pty	Goscor Finance (Pty) Ltd	12	36	48	8	27	35
Total		3,565	10,374	13,939	3,108	9,041	12,149

Debtor	Creditor	Nominal amounts as of December 31, 2021			Amounts at amortized cost as of December 31, 2021
Company	Supplier	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	540	1,618	2,158	457	1,407	1,864
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	100	300	400	89	272	361
SQM Salar S.A.	SKM Industrial Ltda.	202	135	337	197	133	330
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	48	145	193	43	132	175
SQM Salar S.A.	Sociedad Inmobiliaria Amaru SpA	49	146	195	47	144	191
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	8	23	31	7	20	27
SQM Industrial S.A.	El Trovador S.A.	466	1,399	1,865	364	1,110	1,474
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	180	541	721	168	512	680
SQM Industrial S.A.	Jungheinrich Rentalift SpA	30	88	118	27	82	109
SQM Industrial S.A.	Tecnofast	18	56	74	18	55	73
SQM Nitratos S.A.	Jungheinrich Rentalift SpA	18	55	73	17	50	67
SQM S.A.	Jungheinrich Rentalift SpA	20	59	79	18	55	73
Orcoma Estudios SpA	Obispado de Iquique	1	4	5	1	1	2
Orcoma Estudios SpA	Comunidad Indígena Aymara Pueblo de Pisiga Choque	1	5	6	1	4	5
Orcoma Estudios SpA	Ruth del Carmen Cortez Maturana	1	3	4	1	1	2
Soquimich Comercial S.A.	Container Operators S.A.	86	257	343	85	257	342
Soquimich Comercial S.A.	Muelles de Penco S.A.	41	124	165	41	122	163
Soquimich Comercial S.A.	Muelles de Penco S.A.	44	134	178	44	131	175
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	157	471	628	127	388	515
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	58	174	232	52	161	213
SQM North America Corp.	Paces West LL.	55	168	223	44	138	182
SQM North America Corp.	Hawkins Nunmber One, LLC	32	98	130	30	91	121
SQM North America Corp.	Deep South Equipment Company	1	4	5	1	4	5
SQM North America Corp.	Tennant- South	2	4	6	1	5	6
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	99	296	395	84	254	338
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	20	58	78	17	53	70
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	7	21	28	6	19	25
SQM Europe N.V.	Straatsburgdok N.V.	102	306	408	95	288	383
SQM Australia PTY	Ausco Modular Pty Limited	9	25	34	8	24	32
SQM Australia PTY	Western Australian Land Authority	(52)	(227)	(279)	(103)	(244)	(347)
SQM Australia PTY	Eagle Petroleum (WA) Pty Ltd	5	6	11	3	8	11
SQM Australia PTY	Knight Frank	12	—	12	12	—	12
SQM Colombia S.A.S.	Mareauto Colombia S.A.S.	2	4	6	2	4	6
SQM Colombia S.A.S.	Renting Colombia S.A.	2	7	9	2	7	9
SQM Colombia S.A.S.	Renting Colombia S.A.	3	7	10	3	7	10
Total		2,367	6,514	8,881	2,009	5,695	7,704

Schedule of non-current lease liabilities

Debtor	Creditor	Nominal amounts as of December 31, 2022				Amounts at amortized cost as of December 31, 2022
Company	Supplier	1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda.	2,698	—	—	2,698	2,606	—	—	2,606
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	800	33	—	833	775	33	—	808
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	370	—	—	370	359	—	—	359
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	62	13	—	75	59	13	—	72
SQM Salar S.A.	Inversiones y Gestión New Energy SpA.	144	—	—	144	145	—	—	145
SQM Salar S.A.	Jungheinrich Rentalift SpA.	1,041	1,041	217	2,299	943	999	215	2,157
SQM Salar S.A.	Tattersall Maquinarias S.A.	439	439	91	969	397	421	91	909
SQM Salar S.A.	Obras y Servicios para la industria y Minera S.A.	1,176	1,176	1,078	3,430	1,104	1,133	1,064	3,301
SQM Salar S.A.	Sociedad Comercial Grandlesing Chile Ltda	79	79	39	197	79	79	40	198
SQM Industrial S.A.	El Trovador S.A.	3,730	5,595	2,176	11,501	3,182	5,152	2,135	10,469
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	420	—	—	420	417	—	—	417
SQM Industrial S.A.	Jungheinrich Rentalift SpA	98	—	—	98	97	—	—	97
SQM Nitratos S.A.	Jungheinrich Rentalift SpA	61	—	—	61	60	—	—	60
SQM S.A.	Jungheinrich Rentalift SpA	66	—	—	66	65	—	—	65
Orcoma Estudios SpA	Obispado de Iquique	10	14	36	60	5	8	29	42
Orcoma Estudios SpA	Comunidad Indígena Aymara Pueblo de Pisiga Choque	4	—	—	4	3	—	—	3
Orcoma Estudios SpA	Ruth del Carmen Cortez Maturana	8	12	10	30	3	3	18	24
Soquimich Comercial S.A.	Muelles de Penco S.A.	170	102	261	533	153	90	244	487
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	1,255	1,517	—	2,772	1,119	1,455	—	2,574
Soquimich Comercial S.A.	Compañia de leasing Tattersall S.A	349	—	—	349	340	—	—	340
SQM North America Corp.	Paces West LL.	479	508	—	987	431	491	—	922
SQM North America Corp.	Hawkins Nunmber One, LLC	90	—	—	90	89	—	—	89
SQM North America Corp.	Deep South Equipment Company	1	—	—	1	1	—	—	1
SQM North America Corp.	Deacon Jones CDJR	2	—	—	2	2	—	—	2
SQM North America Corp.	Berwyn Partners Inc	8	—	—	8	8	—	—	8
SQM North America Corp.	Myers Ford Co Inc	4	—	—	4	4	—	—	4
SQM North America Corp.	Ford Motor Credit Company	12	—	—	12	9	—	—	9
SQM North America Corp.	Porter and Howard INC	5	4	—	9	5	4	—	9
SQM North America Corp.	Hanford Chrysler Dodge Jeep	5	3	—	8	5	3	—	8
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	789	362	—	1,151	738	356	—	1,094
SQM Europe N.V.	Straatsburgdok N.V.	888	564	—	1,452	861	559	—	1,420
SQM Australia PTY	Kwinana Refinery Lease - Laydown Area	25	—	—	25	24	—	—	24
SQM Australia PTY	Thiess Pty Ltd	2,231	2,422	—	4,653	2,858	—	—	2,858
SQM Australia PTY	Western Australian Land Authority	1,616	3,162	23,894	28,672	61	1,619	16,102	17,782
SQM Australia PTY	Project JV	83	—	—	83	80	—	—	80
SQM Colombia S.A.S.	Renting Colombia S.A.	7	—	—	7	7	—	—	7
SQM Colombia S.A.S.	Renting Colombia S.A.	11	—	—	11	11	—	—	11
SQM Africa Pty	Goscor Finance (Pty) Ltd	12	36	48	96	82	42	—	124
Total		19,248	17,082	27,850	64,180	17,187	12,460	19,938	49,585

Debtor	Creditor	Nominal amounts as of December 31, 2021				Amounts at amortized cost as of December 31, 2021
Company	Supplier	1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Salar S.A.	Empresa Constructora Contex Ltda	4,317	540	—	4,857	4,036	535	—	4,571
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	800	434	—	1,234	754	426	—	1,180
SQM Salar S.A.	SKM Industrial Ltda.	—	—	—	—	—	—	—	—
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	386	177	—	563	365	174	—	539
SQM Salar S.A.	Sociedad Inmobiliaria Amaru SpA	98	—	—	98	97	—	—	97
SQM Salar S.A.	Maquinarias Industriales Astudillo Hermanos Ltda.	62	44	—	106	57	43	—	100
SQM Industrial S.A.	El Trovador S.A.	3,730	5,594	4,040	13,364	3,086	4,997	3,905	11,988
SQM Industrial S.A.	Sociedad Comercial Grandleasing Chile Ltda	1,141	—	—	1,141	1,115	—	—	1,115
SQM Industrial S.A.	Jungheinrich Rentalift SpA	216	—	—	216	209	—	—	209
SQM Industrial S.A.	Tecnofast	—	—	—	—	—	—	—	—
SQM Nitratos S.A.	Jungheinrich Rentalift SpA	134	—	—	134	129	—	—	129
SQM S.A.	Jungheinrich Rentalift SpA	145	—	—	145	141	—	—	141
Orcoma Estudios SpA	Obispado de Iquique	10	14	41	65	5	8	32	45
Orcoma Estudios SpA	Comunidad Indígena Aymara Pueblo de Pisiga Choque	8	—	—	8	8	—	—	8
Orcoma Estudios SpA	Ruth del Carmen Cortez Maturana	8	12	14	34	5	8	12	25
Soquimich Comercial S.A.	Container Operators S.A.	—	—	—	—	—	—	—	—
Soquimich Comercial S.A.	Muelles de Penco S.A.	96	—	—	96	96	—	—	96
Soquimich Comercial S.A.	Muelles de Penco S.A.	104	—	—	104	103	—	—	103
Soquimich Comercial S.A.	Inmobiliaria Chincui SPA	1,255	1,883	261	3,399	1,082	1,766	259	3,107
Soquimich Comercial S.A.	Compañía de Leasing Tattersall S.A.	465	116	—	581	444	115	—	559
SQM North America Corp.	Paces West LL.	465	752	—	1,217	403	714	—	1,117
SQM North America Corp.	Hawkins Nunmber One, LLC	224	—	—	224	217	—	—	217
SQM North America Corp.	Deep South Equipment Company	6	—	—	6	6	—	—	6
SQM North America Corp.	Tennant- South	3	—	—	3	3	—	—	3
SQM Comercial de México S.A. de C.V.	Onni Ensenada S.A. de C.V.	789	756	—	1,545	713	731	—	1,444
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	65	—	—	65	63	—	—	63
SQM Comercial de México S.A. de C.V.	Madol Inmobiliaria S.A. de C.V.	24	—	—	24	23	—	—	23
SQM Europe N.V.	Straatsburgdok N.V.	844	1,015	—	1,859	807	1,000	—	1,807
SQM Australia PTY	Ausco Modular Pty Limited	15	—	—	15	15	—	—	15
SQM Australia PTY	Western Australian Land Authority	1,184	2,995	24,724	28,903	(86)	1,146	16,710	17,770
SQM Colombia S.A.S.	Mareauto Colombia S.A.S.	6	—	—	6	6	—	—	6
SQM Colombia S.A.S.	Renting Colombia S.A.	15	—	—	15	15	—	—	15
SQM Colombia S.A.S.	Renting Colombia S.A.	21	—	—	21	21	—	—	21
Total		16,636	14,332	29,080	60,048	13,938	11,663	20,918	46,519